Stock-Based Compensation - Summary of the restricted stock awards (Detail) - ColdQuanta, Inc. dba Infleqtion [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Stock Based Compensation [Line Items]
RSAs Outstanding, Beginning Blance	3,192,020	2,657,090
RSAs Outstanding, Granted	0	3,278,290
RSAs Outstanding, Vested	1,984,229	2,743,360
RSAs Outstanding, Ending Blance	1,207,791	3,192,020
Weighted Average Grant Date Fair Value, Beginning Blance	$ 0.31	$ 0.09
Weighted Average Grant Date Fair Value, Granted	0	0.31
Weighted Average Grant Date Fair Value, Vested	0.31	0.1
Weighted Average Grant Date Fair Value, Ending Blance	$ 0.31	$ 0.31